Real Estate Properties (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012 government	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 government	Dec. 31, 2011	Dec. 31, 2010
Concentration risk relating to future minimum lease payments
Number of state governments	10								10
Summarized income statement information for properties sold
Rental income	$ 55,850	$ 53,593	$ 49,808	$ 49,997	$ 51,106	$ 45,243	$ 41,451	$ 38,579	$ 209,247	$ 176,379	$ 116,345
Real estate taxes									(23,202)	(19,136)	(12,093)
Utility expenses									(16,418)	(14,805)	(8,929)
Other operating expenses									(38,155)	(31,234)	(19,746)
Depreciation and amortization									(50,590)	(39,426)	(24,063)
Loss on asset impairment									(494)
Acquisition related costs									(1,614)	(3,504)	(5,582)
General and administrative									(12,202)	(10,746)	(7,007)
Income (loss) from discontinued operations									(400)	486	72
Discontinued operations
Summarized income statement information for properties sold
Rental income									1,829	2,571	874
Real estate taxes									(211)	(209)	(84)
Utility expenses									(392)	(511)	(135)
Other operating expenses									(403)	(550)	(191)
Depreciation and amortization									(576)	(663)	(176)
Loss on asset impairment									(494)
Acquisition related costs											(168)
General and administrative									(153)	(152)	(48)
Income (loss) from discontinued operations									$ (400)	$ 486	$ 72
Future minimum lease payments | Tenant concentration | State government
Concentration risk relating to future minimum lease payments
Concentration risk, percentage									7.10%
Number of state governments	12								12
Future minimum lease payments | Tenant concentration | Government
Concentration risk relating to future minimum lease payments
Concentration risk, percentage									3.30%
Concentration risk, percentage for termination right exercisable in 2013	3.80%								3.80%
Concentration risk, percentage for termination right exercisable in 2014	3.60%								3.60%
Concentration risk, percentage for termination right exercisable in 2015	0.40%								0.40%
Concentration risk, percentage for termination right exercisable in 2016	12.60%								12.60%
Concentration risk, percentage for termination right exercisable in 2017	5.60%								5.60%
Concentration risk, percentage for termination right exercisable in 2018	2.00%								2.00%
Concentration risk, percentage for termination right exercisable in 2019	7.70%								7.70%
Concentration risk, percentage for termination right exercisable in 2020	1.60%								1.60%